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                 PROSPECTUS SUPPLEMENT DATED DECEMBER 21, 2007*
                         TO THE FOLLOWING PROSPECTUSES:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)          S-6467 L (5/07)
 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R) -- BAND
  3                                                          S-6477 L (5/07)
 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE
  ANNUITY                                                    S-6406 K (5/07)
 RIVERSOURCE RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY   S-6406 K (5/07)
 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE
  ANNUITY -- BAND 3                                          S-6407 H (5/07)
 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R) VARIABLE
  ANNUITY                                                    S-6273 K (5/07)
 RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(R) VARIABLE
  ANNUITY                                                    S-6273 K (5/07)
 RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(SM) VARIABLE
  ANNUITY                                                    S-6503 E (9/07)
 RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(SM) VARIABLE
  ANNUITY                                                    S-6503 E (9/07)
 RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(SM) VARIABLE
  ANNUITY                                                    S-6503 E (9/07)

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Effective Jan. 1, 2008, the following information has been revised in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                     INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISOR
RiverSource Variable          Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Portfolio -- Select Value     in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Fund                          well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap       subadvisers
                              companies to be either those with a market
                              capitalization of up to $15 billion or those
                              whose market capitalization falls within range
                              of the Russell Mid Cap Value Index.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6503-13 A (12/07)

* Destroy date: May 1, 2008.